Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years integer	Dec. 31, 2009 years	Dec. 31, 2008 years
Share Based Compensation Disclosure Stock Options [Abstract]
Price at which the Company may issue stock options (as a percent of market value)	100.00%
Stock options available for issuance	20
Weighted average fair value of stock options issued	$ 5.08	$ 4.08	$ 7.65
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	38.00%	66.00%	37.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected option term (years)	6	6	6
Risk-free interest rate	2.86%	2.01%	3.04%
Stock Option [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Unrecognized compensation cost related to stock options	$ 5
Period over which unrecognized compensation cost related to stock options will be recognized	1.5
Forfeiture rate, officer employees	12.09%
Forfeiture rate, non-officer employees	18.60%
Expense to be recognized over the next three years for options granted during current year	3.7
Expense to be recognized per year over the next three years for options granted during current year	1.2
Stock Option Expense Table
Pre-tax compensation expense	9	10	12
Tax benefit	(2)	(3)	(3)
Stock options expense, net of tax	7	7	9
Total intrinsic value of options excercised	2	3	9
Total fair value of options vested	11	13	13
Cash received from the exercise of stock options	2	6	17
Windfall tax benefits realized from the exercised stock options	0	0	1
Stock Option Rollforward Table
Beginning balance, options	22,372,000
Exercised year to date, options	(338,000)
Forfeited and expired year to date, options	(2,380,000)
Granted year to date, options	828,000
Ending balance, options	20,482,000	22,372,000
Vested and expected to vest, options	20,150,000
Eligible for exercise, options	18,079,000
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Exercise Price
Beginning balance, weighted average exercise price	$ 17.59
Exercised year to date, weighted average exercise price	$ 6.09
Forfeited and expired year to date, weighted average exercise price	$ 30.89
Granted year to date, weighted average exercise price	$ 12.17
Ending balance, weighted average exercise price	$ 16.04	$ 17.59
Vested and expected to vest, weighted average exercise price	$ 16.10
Eligible for exercise, weighted average exercise price	$ 16.68
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term
Weighted average remaining term, total options outstanding	3.1
Weighted average remaining term, vested and expected to vest	2.6
Weighted average remaining term, eligible for exercise	2.4
Share Based Compensation Arrangement By Share Based Payment Award Options Average Intrinsic Value
Aggregate intrinsic value, total options outstanding	25
Aggregate intrinsic value, vested and expected to vest	24
Aggregate intrinsic value, eligible for exercise	20
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Unrecognized compensation cost related to restriced stock units	5
Period over which unrecognized compensation cost related to restricted stock units will be recognized	1.5
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	9	10	12
Tax benefit	(2)	(3)	(3)
RSU expense, net of tax	7	7	9
Restricted Stock Units Without Market Conditions [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Unrecognized compensation cost related to stock options	11
Period over which unrecognized compensation cost related to stock options will be recognized	1.8
Stock Option Expense Table
Pre-tax compensation expense	11	11	10
Tax benefit	(2)	(3)	(2)
Stock options expense, net of tax	9	8	8
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	$ 12.18	$ 6.71	$ 18.87
Total grant date fair value	$ 13,000,000
Unrecognized compensation cost related to restriced stock units	11
Period over which unrecognized compensation cost related to restricted stock units will be recognized	1.8
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	11	11	10
Tax benefit	(2)	(3)	(2)
RSU expense, net of tax	9	8	8
Total value of RSUs converted	5	7	0
Total fair value of RSUs vested	12	12	10
Share Based Compensation Disclosure Restricted Stock Units Rollforward Of Activity
Nonvested, beginning balance, RSUs	2,471,000
Vested year to date, RSUs	(929,000)	619,000	597,000
Forfeited and expired year to date, RSUs	(455,000)
Granted year to date, RSUs	1,080,000
Nonvested, ending balance, RSUs	2,167,000	2,471,000
Vested at end of period, RSUs	2,226,000
Vested and expected to vest at end of period, RSUs	3,999,000
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term
Nonvested, beginning balance, weighted average grade-date fair values	$ 10.73
Vested year to date, weighted average grant-date fair values	$ 12.56
Forfeited and expired year to date, weighted average grant-date fair values	$ 12.20
Granted year to date, weighted average grant-date fair values	$ 12.18	$ 6.71	$ 18.87
Nonvested, ending balance, weighted average grant-date fair values	$ 10.20	$ 10.73
Vested at end of period, weighted average grant-date fair values	$ 16.48
Vested and expected to vest at end of period, weighted average grant-date fair values	$ 13.67
Nonvested, ending balance, weighted average remaining vesting term	1.5
Share Based Compensation Disclosure Restricted Stock Units Vesting And Conversion Activity [Abstract]
RSUs vested during the year	(929,000)	619,000	597,000
RSUs converted during the year	386,000	772,000	59,000
Shares withheld for taxes from RSUs converted during the year	127,000	238,000	0
Restricted Stock Units With Market Conditions [Member]
Share Based Compensation Disclosure Stock Options [Abstract]
Unrecognized compensation cost related to stock options	5
Period over which unrecognized compensation cost related to stock options will be recognized	1.7
Stock Option Expense Table
Pre-tax compensation expense	4	4	4
Tax benefit	(1)	(1)	(1)
Stock options expense, net of tax	3	3	3
Share Based Compensation Disclosure Restricted Stock Units [Abstract]
Grant date fair value per Restricted Stock Unit	$ 11.57	$ 6.68	$ 16.23
Total grant date fair value	$ 4,000,000
Discount applied to the closing price of the Company's stock on the grant date to estimate the fair value to reflect the market condition applied	5.00%
Unrecognized compensation cost related to restriced stock units	5
Period over which unrecognized compensation cost related to restricted stock units will be recognized	1.7
Share Based Compensation Disclosure Restricted Stock Units Components Of Stock Based Compensation [Abstract]
RSU expense before income tax	4	4	4
Tax benefit	(1)	(1)	(1)
RSU expense, net of tax	3	3	3
Total value of RSUs converted	3	4	0
Total fair value of RSUs vested	$ 0	$ 0	$ 5
Share Based Compensation Disclosure Restricted Stock Units Rollforward Of Activity
Nonvested, beginning balance, RSUs	1,136,000
Vested year to date, RSUs	0	0	352,000
Forfeited and expired year to date, RSUs	(223,000)
Granted year to date, RSUs	370,000
Nonvested, ending balance, RSUs	1,283,000	1,136,000
Vested at end of period, RSUs	0
Vested and expected to vest at end of period, RSUs	1,125,000
Share Based Compensation Disclosure Restricted Stock Units Weighted Average Grant Date Fair Value And Remaining Vesting Term
Nonvested, beginning balance, weighted average grade-date fair values	$ 10.80
Vested year to date, weighted average grant-date fair values	$ 0
Forfeited and expired year to date, weighted average grant-date fair values	$ 17.78
Granted year to date, weighted average grant-date fair values	$ 11.57	$ 6.68	$ 16.23
Nonvested, ending balance, weighted average grant-date fair values	$ 9.80	$ 10.80
Vested at end of period, weighted average grant-date fair values	$ 0
Vested and expected to vest at end of period, weighted average grant-date fair values	$ 9.76
Nonvested, ending balance, weighted average remaining vesting term	1.3
Share Based Compensation Disclosure Restricted Stock Units Vesting And Conversion Activity [Abstract]
RSUs vested during the year	0	0	352,000
RSUs converted during the year	245,000	410,000	0
Shares withheld for taxes from RSUs converted during the year	102,000	153,000	0